Description of the Business (Details) $ in Millions, ft³ in Billions	12 Months Ended
	Dec. 31, 2025 USD ($) Business warehouse ft³	Dec. 31, 2024 USD ($)	Feb. 28, 2023 USD ($)
Product Information [Line Items]
Number of warehouses	231
Warehouse volume | ft³	1.4
Noncontrolling interest in joint ventures, number of entities | Business	1
Costs incurred to develop software for internal use and purchased software
Product Information [Line Items]
Implementation cost | $			$ 227.7
Deferred costs | $	$ 88.6	$ 80.5
Useful lives	5 years
Costs incurred to develop software for internal use and purchased software | Minimum
Product Information [Line Items]
Useful lives	3 years
Costs incurred to develop software for internal use and purchased software | Maximum
Product Information [Line Items]
Useful lives	5 years
Other Capitalized Property Plant and Equipment
Product Information [Line Items]
Useful lives	10 years
Amortization expense | $	$ 15.1	$ 4.2
Americold Realty Operating Partnership, L.P.. | General Partner
Product Information [Line Items]
Ownership of partnership	99.00%
Americold Realty Operating Partnership, L.P.. | Limited Partner
Product Information [Line Items]
Ownership of partnership	1.00%
Americold Realty Operating Partnership, L.P.. | Other limited partners
Product Information [Line Items]
Ownership of partnership	0.10%
North America
Product Information [Line Items]
Number of warehouses	188
Europe
Product Information [Line Items]
Number of warehouses	23
Asia-Pacific
Product Information [Line Items]
Number of warehouses	18
Argentina
Product Information [Line Items]
Number of warehouses	2
United Arab Emirates
Product Information [Line Items]
Number of warehouses	2